Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 17, 2023
to the Prospectus and Summary Prospectus(as previously supplemented or amended, as applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Multi Strategy Alternatives Fund	10/1/2022
On March 10, 2023, the Board of Trustees of Columbia Multi Strategy Alternatives Fund (the Fund) approved a change to the Fund's principal investment strategies mainly to add a commodity futures long/short sleeve. As a result, effective on or about March 27, 2023 (the Effective Date), the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus. There are no changes to the Columbia Management Investment Advisers, LLC portfolio managers responsible for managing Fund assets; however, as applicable, certain portfolio managers' "Role(s) with Fund" are being updated to reflect the management of the new commodity futures long/short sleeve.
As of the Effective Date, the first four paragraphs under the caption "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus are hereby superseded and replaced with the following:
Under normal circumstances, the Fund employs alternative investment strategies that seek to identify and capitalize upon changes in macroeconomic fundamentals, market inefficiencies, market behavioral biases, market mis-pricings, risk premia, and other market factors or events within equity, fixed income, interest rate, commodity and currency markets around the world, including emerging markets. The Fund uses alternative investment strategies in seeking to achieve its investment objective of absolute (positive) returns over a complete market cycle, which, for stocks and bonds can be measured from market peak to peak or from market trough to trough.
Alternative investment and other strategies used within the Fund may include commodity, currency, global macroeconomic (global macro), global tactical asset allocation, and mortgage-related strategies, which may be pursued through investment in long/short securities positions, derivatives, and other instruments and assets.
The Fund pursues its investment objective by allocating its assets among different asset managers. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. Columbia Management is also responsible for the oversight of, including the monitoring of risk management parameters for, the Subadvisers. The Fund’s Subadvisers are AQR Capital Management, LLC (AQR) and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (including sleeves it manages, as well as those managed by the Subadvisers), and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
Columbia Management employs the following strategies in separate sleeves: Commodity Futures Long/Short (this strategy typically invests in derivatives, using long and short strategy exposures to commodity markets); G10 Currency (this strategy typically invests in short-term debt obligations and currency-linked derivatives); Global Tactical Asset Allocation (GTAA) (this strategy typically invests in stocks and bonds across traditional asset classes and markets through the use of derivatives such as futures and swaps); and Mortgage Opportunities (this strategy typically invests in mortgage- and other asset-backed securities); as well as a Liquidity Sleeve (this strategy typically invests in U.S. government securities, high-quality, short-term debt instruments, ETFs and futures). Each of AQR and PGIM Quantitative Solutions employs a global macro strategy in its respective sleeve (these strategies typically invest globally across a wide range of asset classes, including equities, fixed income, currencies and commodities, and may take both long and short positions in each of the asset classes or instruments, including derivative instruments).
The rest of the section remains the same.
As of the Effective Date, the first paragraph under the caption "Principal Risks" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
An investment in the Fund involves risks, including Alternative Strategies Investment Risk, Commodity-related Investment Risk, Derivatives Risk, Short Positions Risk, Mortgage- and Other Asset-Backed Securities Risk, Allocation Risk, Market Risk, and Multi-Adviser Risk, among others. Descriptions of these and other principal risks of investing in the Fund as well as those associated with the Fund’s investment in the Subsidiaries are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. (References in this section to “the Fund” also include the Subsidiaries, which share the same risks as the Fund.) The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
The rest of the section remains the same.

Columbia Multi Strategy Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 17, 2023
to the Prospectus and Summary Prospectus(as previously supplemented or amended, as applicable) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Multi Strategy Alternatives Fund	10/1/2022
On March 10, 2023, the Board of Trustees of Columbia Multi Strategy Alternatives Fund (the Fund) approved a change to the Fund's principal investment strategies mainly to add a commodity futures long/short sleeve. As a result, effective on or about March 27, 2023 (the Effective Date), the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus. There are no changes to the Columbia Management Investment Advisers, LLC portfolio managers responsible for managing Fund assets; however, as applicable, certain portfolio managers' "Role(s) with Fund" are being updated to reflect the management of the new commodity futures long/short sleeve.
As of the Effective Date, the first four paragraphs under the caption "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus are hereby superseded and replaced with the following:
Under normal circumstances, the Fund employs alternative investment strategies that seek to identify and capitalize upon changes in macroeconomic fundamentals, market inefficiencies, market behavioral biases, market mis-pricings, risk premia, and other market factors or events within equity, fixed income, interest rate, commodity and currency markets around the world, including emerging markets. The Fund uses alternative investment strategies in seeking to achieve its investment objective of absolute (positive) returns over a complete market cycle, which, for stocks and bonds can be measured from market peak to peak or from market trough to trough.
Alternative investment and other strategies used within the Fund may include commodity, currency, global macroeconomic (global macro), global tactical asset allocation, and mortgage-related strategies, which may be pursued through investment in long/short securities positions, derivatives, and other instruments and assets.
The Fund pursues its investment objective by allocating its assets among different asset managers. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. Columbia Management is also responsible for the oversight of, including the monitoring of risk management parameters for, the Subadvisers. The Fund’s Subadvisers are AQR Capital Management, LLC (AQR) and PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (including sleeves it manages, as well as those managed by the Subadvisers), and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
Columbia Management employs the following strategies in separate sleeves: Commodity Futures Long/Short (this strategy typically invests in derivatives, using long and short strategy exposures to commodity markets); G10 Currency (this strategy typically invests in short-term debt obligations and currency-linked derivatives); Global Tactical Asset Allocation (GTAA) (this strategy typically invests in stocks and bonds across traditional asset classes and markets through the use of derivatives such as futures and swaps); and Mortgage Opportunities (this strategy typically invests in mortgage- and other asset-backed securities); as well as a Liquidity Sleeve (this strategy typically invests in U.S. government securities, high-quality, short-term debt instruments, ETFs and futures). Each of AQR and PGIM Quantitative Solutions employs a global macro strategy in its respective sleeve (these strategies typically invest globally across a wide range of asset classes, including equities, fixed income, currencies and commodities, and may take both long and short positions in each of the asset classes or instruments, including derivative instruments).
The rest of the section remains the same.
As of the Effective Date, the first paragraph under the caption "Principal Risks" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
An investment in the Fund involves risks, including Alternative Strategies Investment Risk, Commodity-related Investment Risk, Derivatives Risk, Short Positions Risk, Mortgage- and Other Asset-Backed Securities Risk, Allocation Risk, Market Risk, and Multi-Adviser Risk, among others. Descriptions of these and other principal risks of investing in the Fund as well as those associated with the Fund’s investment in the Subsidiaries are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. (References in this section to “the Fund” also include the Subsidiaries, which share the same risks as the Fund.) The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
The rest of the section remains the same.